Debt, Total Debt (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
Current	$ 5,040	$ 3,840	$ 56,266
Non-current	189,663	133,279	137,667
Total debt		137,119	193,933
Credit Agreement [Member]
Long-Term Debt [Abstract]
Current	5,040	3,840	55,522
Non-current	192,900	136,320	140,160
Debt, gross	197,940	140,160	195,682
Less: unamortized debt issuance costs	(3,237)	(3,041)	(3,261)
Total debt	$ 194,703	137,119	192,421
Paycheck Protection Program Loan [Member]
Long-Term Debt [Abstract]
Current		0	744
Non-current		0	768
Total debt		$ 0	$ 1,512